GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
2014	$ 1,184
2015	1,495
2016	1,167
2017	819
Thereafter	680
Other intangible assets, net	$ 5,345	$ 1,870